DEBT AND CREDIT FACILITIES 10 (Details) (Debt Instrument, Luz Del Sur [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Other Long Term Debt, Due October 2017 [Member]
Debt Instrument Segment [Line Items]
Long-Term Debt, Luz Del Sur	$ 30
Debt Instrument, Interest Rate, Stated Percentage, Luz Del Sur	5.81%
Other Long-term Debt, Due December 2021 [Member]
Debt Instrument Segment [Line Items]
Long-Term Debt, Luz Del Sur	30
Debt Instrument, Interest Rate, Stated Percentage, Luz Del Sur	7.03%
Other Long-term Debt, Due June 2016 [Member]
Debt Instrument Segment [Line Items]
Long-Term Debt, Luz Del Sur	11
Debt Instrument, Interest Rate, Stated Percentage, Luz Del Sur	5.50%
Other Long Term Debt, Due July 11, 2016 [Member]
Debt Instrument Segment [Line Items]
Long-Term Debt, Luz Del Sur	5
Debt Instrument, Interest Rate, Stated Percentage, Luz Del Sur	6.00%
Other Long Term Debt, Due July 24, 2016 [Member]
Debt Instrument Segment [Line Items]
Long-Term Debt, Luz Del Sur	14
Debt Instrument, Interest Rate, Stated Percentage, Luz Del Sur	5.85%
Other Long-term Debt, Due December 2018 [Member]
Debt Instrument Segment [Line Items]
Long-Term Debt, Luz Del Sur	$ 22
Debt Instrument, Interest Rate, Stated Percentage, Luz Del Sur	6.41%